Business Operations - Additional Information (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2015 USD ($) Segment acquisition	Sep. 30, 2014 USD ($) acquisition	Dec. 31, 2014 USD ($) Segment company	Dec. 31, 2013 USD ($) company
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of reportable operating segments | Segment	3		3
Number of acquisitions completed	7	6	8	17
Consideration transferred, cash	$ 25,000,000
Consideration transferred, notes payable	3,300,000
Consideration transferred		$ 8,700,000	$ 8,600,000	$ 31,300,000
Loss on disposition of business	10,900,000	0
Disposal group, impairment of assets	4,300,000	0
Disposal group, non-cash impairment in connection with the permit lapse	$ 2,100,000	$ 0